Feb. 27, 2017

AMG FUNDS IV

(formerly ASTON FUNDS)

AMG Managers Fairpointe Focused Equity Fund

(formerly ASTON/Fairpointe Focused Equity Fund)

Supplement dated September 22, 2017 to the Prospectus and Statement of Additional Information, each dated February 27, 2017, as supplemented April 4, 2017

The following information supplements and supersedes any information to the contrary relating to AMG Managers Fairpointe Focused Equity Fund (the "Fund"), a series of AMG Funds IV (the "Trust"), contained in the Fund's Prospectus (the "Prospectus") and Statement of Additional Information (the "SAI"), dated and supplemented as noted above.

Effective October 1, 2017 (the "Implementation Date"), the Fund's name will be changing from AMG Managers Fairpointe Focused Equity Fund to AMG Managers Fairpointe ESG Equity Fund and the Fund's principal investment strategies, principal risks and portfolio managers will be changing as described below.

In addition, on the Implementation Date, the Prospectus will be revised as follows:

All references to AMG Managers Fairpointe Focused Equity Fund will be replaced with AMG Managers Fairpointe ESG Equity Fund.

The section under "Summary of the Funds – AMG Managers Fairpointe Focused Equity Fund" titled "Principal Investment Strategies" on page 10 will be deleted and replaced with the following:

Principal Investment Strategies

Under normal conditions, the Fund will invest at least 80% of its assets in a select number of equity securities that the subadviser believes to be trading at a significant discount to intrinsic value.

In selecting stocks, the subadviser prefers investment in companies it deems to have strong environmental, social and governance (ESG) records and seeks to avoid those with inferior ESG records relative to the market and peers. The Fund incorporates certain ESG guidelines in the selection of individual securities and in portfolio construction. The subadviser uses internal guidelines as well as third-party research and databases to evaluate a company's ESG record. The Fund also seeks to monitor and advocate for ESG accountability of portfolio companies through proxy voting and shareholder engagement. The subadviser further evaluates stocks for selection based on bottom-up fundamental analysis, favoring companies with strong business models, effective management, strong or improving balance sheets and attractive valuations.

The subadviser takes a long-term approach to portfolio management, with a focus on maximizing after-tax returns. Once the Fund invests in a company, the subadviser intends to monitor that company's ESG record and, in some cases, the Fund may sell an investment in a company whose ESG record declines even if the other investment fundamentals of the company are positive.

In addition to value criteria, the subadviser looks for companies with the following characteristics:

•	Industry leaders with a focused business plan and the ability to grow their market share

•	Proven, effective management

The Fund typically expects to invest in companies having a market capitalization at the time of acquisition within the capitalization range of the Russell 1000 Index, which as of May 12, 2017, the date of the latest reconstitution of the Index (implemented by the Index on June 23, 2017), was approximately $2.35 billion to $813.88 billion. The Fund may invest in equity securities outside of the capitalization range of the Russell 1000 Index (including small-cap companies), convertible securities (including convertible preferred stocks and convertible bonds), and foreign securities (directly and through depositary receipts).

To manage risk, the subadviser employs a valuation discipline that attempts to purchase securities trading at a substantial discount to intrinsic value, limits position sizes and sector exposure, and adheres to a strong sell discipline.

The section under "Summary of the Funds – AMG Managers Fairpointe Focused Equity Fund" titled "Principal Risks" on pages 10-11 will be revised to reflect that the Fund will be subject to the following additional principal risk:

ESG Investing Risk–because applying the Fund's ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund's exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund's performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor.